Related-party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related-party Transactions
Schedule of compensation to key management personnel

The compensation to key management personnel for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	(in thousands)
Short-term employee benefits	$855	822	884
Post-employment benefits	7	7	9
Share-based compensation	41	14	41
	$903	843	934